Summary of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 2,931	$ 3,761
Total deferred tax liabilities	910	1,601
Net deferred tax assets	2,021	2,160
Deferred tax assets	2,265	2,444
Deferred tax liabilities	244	284
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,371	1,705
Trading Loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	35	43
Employee Benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	863	834
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	516
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	69	96
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	35	133
Land, buildings, equipment, and other depreciable assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	146	111
Intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	182	87
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	230	236
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	657	1,404
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	48	73
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	130	$ 124
Pennsion Defined Benefit Plans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 75